UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment |_|;     Amendment Number:  ____
This Amendment (Check only one.):        |_| is a restatement.
                                         |_| adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:        Union National Bank & Trust Company of Souderton
Address:     P.O. Box 197, Trust Department
             Souderton, PA 18964

Form 13F File Number: 28-3779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Darren G. Johnson
Title:       Trust Officer
Phone:       (215) 721-2549

Signature, Place, and Date of Signing:

   /s/ Darren G. Johnson           Souderton, PA               August 1, 2000
        [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total: $241,629,013

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number              Name
NONE

[Repeat as necessary.]

13 F - Union National Bank & Trust Co. (as of 06/30/00)

                                                           Market          Investment Discretion       Voting Authority (all shares)
Name of Issuer                  Class     Cusip No.        Value        Shares    Sole      Shared       Sole     Shared      Other
A T & T CORP                    Common    001957109      3,126,058      98,848   80,021      18,827     42,032        0       67,231
ABBOTT LABORATORIES             Common    002824100        236,181       5,300    4,500         800      4,500        0          800
AMERICA ONLINE INC.             Common    02364J104        794,264      15,075   14,075       1,000      7,120        0       14,545
AMERICAN EXPRESS CO             Common    025816109        841,923      16,152   15,552         600      9,300        0        7,752
AMERICAN HOME PRODUCTS          Common    026609107        468,825       7,980    6,580       1,400      5,160        0        5,300
AMERICAN INTL GROUP INC         Common    026874107     11,546,138      98,265   86,581      11,684     38,881        0       61,219
AMGEN                           Common    031162100        611,175       8,700    8,100         600      6,160        0        4,400
BANK AMERICA CORP COM           Common    060505104        480,525      11,175   10,275         900      6,810        0        5,776
BELL ATLANTIC CORP              Common    077853109      2,301,900      45,302   33,281      12,021     17,585        0       35,735
BELLSOUTH CORP                  Common    079860102      1,093,928      25,664   11,542      14,122     15,264        0       13,916
BESTFOODS                       Common    08658U101      1,071,298      15,470    2,050      13,420      7,920        0        7,550
BP AMOCO PLC                    Common    055622104        965,183      17,064   12,234       4,830     12,292        0        8,970
BRISTOL MEYERS SQUIBB COM       Common    110122108      5,513,596      94,654   80,850      13,804     41,320        0       66,504
CHASE MANHATTAN CORP            Common    16161A108        277,895       6,033      900       5,133      1,035        0        4,998
CHEVRON CORP                    Common    166751107      2,260,253      26,650   25,050       1,600     13,200        0       17,850
CISCO SYSTEMS INC               Common    17275R102      8,946,422     140,750  127,450      13,300     76,630        0       78,690
CITIGROUP INC.                  Common    172967101      2,126,404      35,293   20,375      14,918     18,570        0       18,268
COCA COLA CO                    Common    191216100      2,144,142      37,330   16,610      20,720     11,650        0       29,001
COLGATE PALMOLIVE CO            Common    194162103      3,188,344      53,250   47,550       5,700     35,550        0       18,800
CONECTIV INC.                   Common    206829103        167,841      10,785    5,075       5,710      5,635        0        5,240
CORNING INC.                    Common    219350105        761,048       2,820    1,970         850        970        0        3,850
DISNEY COMPANY                  Common    254687106      3,652,256      94,100   74,450      19,650     32,320        0       70,275
DU PONT DE NEMOURS EI CO        Common    263534109      4,454,450     101,816   80,460      21,356     42,591        0       62,710
EMC CORPORATION                 Common    268648102        461,625       6,000    4,000       2,000      5,140        0        4,000
ENRON CORP                      Common    293561106      2,650,692      41,096   37,796       3,300     16,650        0       24,696
EXXON MOBIL CORP COM            Common    30231G102     10,096,749     128,621   76,192      52,429     70,000        0       81,072
FEDERAL NATIONAL MORTGAGE       Common    313586109      2,628,163      50,360   45,460       4,900     18,670        0       35,600
FIRST UNION CORP                Common    337358105      5,508,568     222,008  151,836      70,172     59,594        0      167,583
FORD MOTOR CO                   Common    345370100        366,704       8,528    5,008       3,520      5,400        0        5,211

GENERAL ELECTRIC CO             Common    369604103     24,956,958     470,886  367,844     103,042    219,176        0      271,153
GENERAL MOTORS CORP             Common    370442105        321,376       5,535    3,165       2,370      2,983        0        3,352
GLAXO WELLCOME PLC              Common    37733W105        257,266       4,450    4,300         150      4,300        0          150
GTE CORP                        Common    362320103      1,333,520      21,422   16,274       5,148     11,998        0       12,624
HARLEYSVILLE NATIONAL COR       Common    412850109      4,283,721     130,801   95,737      35,064     24,723        0      107,758
HARLEYSVILLE SAVINGS FINA       Common    412865107        662,404      45,683   35,585      10,098     13,341        0       34,609
HEINZ H J CO                    Common    423074103        225,313       5,150    2,550       2,600      3,150        0        2,200
HEWLETT PACKARD CO              Common    428236103        674,325       5,400    1,900       3,500      1,400        0        4,500
HOME DEPOT INC                  Common    437076102      1,493,131      29,900   28,700       1,200     17,300        0       13,950
INTEL CORP                      Common    458140100     12,680,260      94,850   76,350      18,500     43,460        0       59,850
INTL BUSINESS MACHINES CO       Common    459200101      7,018,355      64,058   57,158       6,900     30,238        0       36,922
JDS UNIPHASE CORP               Common    46612J101        635,337       5,300    2,900       2,400      1,900        0        3,410
JOHNSON & JOHNSON               Common    478160104      9,629,735      94,525   76,405      18,120     38,895        0       60,651
LILLY ELI & CO                  Common    532457108        299,625       3,000    3,000           0      1,000        0        2,000
LUCENT TECHNOLOGIES INC.        Common    549463107      9,579,303     161,676  118,184      43,492     64,710        0      108,395
MCGRAW HILL INC                 Common    580645109      2,657,880      49,220   42,220       7,000     21,320        0       28,600
MEDIAONE GROUP INC.             Common    58440J104        257,972       3,872    2,524       1,348      2,360        0        2,510
MEDTRONIC INC                   Common    585055106        278,950       5,600    5,600           0      2,920        0        5,100
MELLON FINANCIAL CORP           Common    58551A108        389,080      10,678    4,524       6,154      5,558        0        5,120
MERCK & CO INC                  Common    589331107     11,783,086     153,776  107,358      46,418     81,519        0       93,487
MICROSOFT CORPORATION           Common    594918104     13,718,720     171,484  143,549      27,935     60,474        0      116,890
MORGAN J P & CO INC             Common    616880100        235,117       2,135    1,735         400      1,490        0          935
MORGAN STANLEY DEAN WITTE       Common    617446448     10,285,954     123,555  103,355      20,200     55,955        0       70,200
NATIONAL PENN BANCSHARES        Common    637138108        309,189      14,991    2,664      12,327     14,992        0            0
NOKIA CORP ADS                  Common    654902204      3,595,500      72,000   67,800       4,200     31,100        0       41,600
ORACLE SYSTEMS, CORPORATI       Common    68389X105        680,907       8,100    3,500       4,600      2,500        0        7,575
PECO ENERGY CO                  Common    693304107        766,099      19,004    1,004      18,000     18,704        0          500
PNC BANK CORP.                  Common    693475105      1,022,771      21,819   14,182       7,637     13,775        0       12,453
PP & L RESOURCES, INC           Common    69351T106      2,537,796     115,683   60,329      55,354     80,526        0       42,486
PPG INDUSTRIES, INC.            Common    693506107        297,071       6,704      704       6,000      6,904        0            0
PROCTER & GAMBLE CO             Common    742718109      4,166,197      72,772   63,572       9,200     24,972        0       49,200
PROGRESS FINANCIAL CORP         Common    743266108        191,813      15,500   15,500           0     37,500        0            0
PUBLIC SERVICE ENTERPRISE       Common    744573106        997,719      28,815    1,960      26,855     27,065        0        1,750
QUALCOMM INCORPORATED           Common    747525103        312,000       5,200    4,800         400      3,300        0        3,800
ROYAL DUTCH PETROLEUM N.Y       Common    780257804        341,672       5,550    2,050       3,500      4,340        0        3,900

SBC COMMUNICATIONS              Common    78387G103      2,930,812      67,764   41,766       25,998      26,154      0       46,027
SCHERING-PLOUGH CORP            Common    806605101        272,700       5,400    5,400            0       5,020      0        5,200
SCHLUMBERGER LTD                Common    806857108      1,249,223      16,740   14,640        2,100       7,230      0       12,230
SMITHKLINE BEECHAM PLC          Common    832378301        397,644       6,100    3,200        2,900       6,100      0            0
SPRINT CORP COMMON              Common    852061100        555,900      10,900   10,100          800       1,600      0        9,300
STV GROUP INC                   Common    784847105     16,428,332   2,433,827        0    2,433,827   2,433,827      0            0
SUN MICROSYSTEMS, INC.          Common    866810104      2,091,563      23,000   19,000        4,000      11,000      0       12,798
TARGET CORP.                    Common    87612E106      2,081,156      35,882   32,882        3,000      20,782      0       17,823
TECHNICAL CHEMICALS & PRO       Common    87840Q103         16,250      20,000   20,000            0      20,000      0            0
TEXACO INC                      Common    881694103      2,161,950      40,600   34,100        6,500       5,850      0       36,172
THISTLE GROUP HOLDINGS, C       Common    88431E103        270,563      39,000   39,000            0      39,000      0            0
TIME WARNER, INC.               Common    887315109      1,987,400      26,150   24,350        1,800      12,490      0       15,100
U.S. WEST, INC. NEW             Common    91273H101        363,309       4,237    2,873        1,364       2,681      0        2,616
VODAFONE AIRTOUCH PLC           Common    92857T107      1,032,208      24,910   20,810        4,100      15,610      0       19,226
WALGREEN CO                     Common    931422109      1,026,137      31,880   27,880        4,000      15,470      0       18,500
WAL-MART STORES INC             Common    931142103      2,838,032      49,250   40,650        8,600      21,450      0       31,770
WELLS FARGO & COMPANY (NE       Common    949746101        321,625       8,300    6,100        2,200       4,110      0        6,900
WORLDCOM INC. GA NEW            Common    98157D106      1,111,597      24,231   19,962        4,269      16,467      0       15,659

                                 TOTAL                 241,629,013